Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SIT U S GOVERNMENT SECURITIES FUND INC
Entity Central Index Key	0000809981
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000032004
Shareholder Report [Line Items]
Fund Name	Sit U.S. Government Securities Fund
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit U.S. Government Securities Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Material Change Date	Mar. 31, 2026
AssetsNet	$ 196,960,227
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 408,661
InvestmentCompanyPortfolioTurnover	12.51%
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended March 31, 2026.
C000217198
Shareholder Report [Line Items]
Fund Name	Sit U.S. Government Securities Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit U.S. Government Securities Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Material Change Date	Mar. 31, 2026
AssetsNet	$ 196,960,227
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 408,661
InvestmentCompanyPortfolioTurnover	12.51%
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended March 31, 2026.